Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Factors Used in the Earnings per Common Share Computation
The factors used in the earnings per common share computation follow:

	Year Ended December 31,
	2013	2012
	(Dollars in thousands, except per share data)
Basic:
Net income	$4,013	$4,285

Weighted average common shares outstanding	6,172,773	6,161,686
Less: Average unallocated ESOP shares	(418,800)	(239,440)
Average shares	5,753,973	5,922,246

Basic earnings per common share	$0.70	$0.72

Diluted:
Net income	$4,013	$4,285

Weighted average common shares outstanding for basic earnings per common share	5,753,973	5,922,246
Add: Dilutive effects of assumed exercises of stock options	63,344	1,257
Average shares and dilutive potential common shares	5,817,317	5,923,503

Diluted earnings per common share	$0.69	$0.72